Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Securities available for sale	$ 136,082	$ 134,492
Liabilities:
Noninterest-bearing deposits	102,243	101,861
Interest-bearing deposits	315,884	322,338
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	20,479	19,034
Securities available for sale	214
Federal Home Loan Bank and Federal Reserve Bank stock
Loans held for sale
Loans, net
Liabilities:
Noninterest-bearing deposits
Interest-bearing deposits
Repurchase agreements
Federal Home Loan Bank advances
Significant Other Observable Inputs (Level 2)
Assets:
Cash and due from banks
Securities available for sale	124,540	131,893
Federal Home Loan Bank and Federal Reserve Bank stock	3,750	3,750
Loans held for sale	957	1,933
Loans, net
Liabilities:
Noninterest-bearing deposits	102,243	101,861
Interest-bearing deposits	315,884	322,338
Repurchase agreements	26,034	19,573
Federal Home Loan Bank advances	6,428	485
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks
Securities available for sale	11,328	2,599
Federal Home Loan Bank and Federal Reserve Bank stock
Loans held for sale
Loans, net	313,659	310,175
Liabilities:
Noninterest-bearing deposits
Interest-bearing deposits
Repurchase agreements
Federal Home Loan Bank advances
Carrying Amount
Assets:
Cash and due from banks	20,479	19,034
Securities available for sale	136,082	134,492
Federal Home Loan Bank and Federal Reserve Bank stock	3,750	3,750
Loans held for sale	931	1,874
Loans, net	311,231	305,616
Liabilities:
Noninterest-bearing deposits	102,243	101,861
Interest-bearing deposits	315,884	322,338
Repurchase agreements	26,033	19,572
Federal Home Loan Bank advances	6,392	420
Estimated Fair Value
Assets:
Cash and due from banks	20,479	19,034
Securities available for sale	136,082	134,492
Federal Home Loan Bank and Federal Reserve Bank stock	3,750	3,750
Loans held for sale	957	1,933
Loans, net	313,659	310,175
Liabilities:
Noninterest-bearing deposits	102,243	101,861
Interest-bearing deposits	315,884	322,338
Repurchase agreements	26,034	19,573
Federal Home Loan Bank advances	$ 6,428	$ 485